Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Series A Warrant Liability [Member]
Liabilities
Warrant liability	$ 194,048	$ 1,212,803
Series C Warrant Liability [Member]
Liabilities
Warrant liability	85,490	462,437
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	279,538	2,540,240
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	194,048	1,212,803
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability		865,000
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	85,490	462,437
Fair Value, Measurements, Recurring [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	2,563,247	3,803,929
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	194,048	1,212,803
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	194,048	1,212,803
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	2,563,247	3,803,929
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	85,490	1,327,437
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability		865,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	$ 85,490	$ 462,437